UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Intel Corporation

Address:   2200 Mission College Boulevard
           Santa Clara, CA  95054-1549


Form 13F File Number: 28-04527


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Ravi Jacob
Title:  Vice President and Treasurer
Phone:  (408) 765-1168

Signature,  Place,  and  Date  of  Signing:

/s/ Ravi Jacob                     Santa Clara, California            11/10/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  2

Form 13F Information Table Entry Total:            11

Form 13F Information Table Value Total:  $607,758,000
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1                           Intel Capital (Cayman) Corporation
----  --------------------  ----------------------------------------------------
2                           Intel Capital Corporation
----  --------------------  ----------------------------------------------------

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
----------------------------- ----------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER          TITLE OF CLASS     CUSIP    VALUE    PRN AMT   PRN CALL DISCRETION MANAGERS  SOLE    SHARED   NONE
----------------------------- ----------------- --------- -------- ---------- --- ---- ---------- -------- ------ ---------- ----
ASM INTERNATIONAL NV          NY REGISTER SH    N07045102    5,112    274,268 SH       DEFINED    2             0    274,268    0
CLEARWIRE CORP                CL A              18538Q105   27,100  3,333,333 SH       DEFINED    1             0  3,333,333    0
CLEARWIRE CORP                CL A              18538Q105  271,000 33,333,333 SH       DEFINED    2             0 33,333,333    0
ENTROPIC COMMUNICATIONS, INC. COM               29384R105    2,698    984,636 SH       DEFINED    1             0    984,636    0
INTELLON CORPORATION          COM               45816W504      955    134,698 SH       DEFINED    1             0    134,698    0
INTELLON CORPORATION          COM               45816W504      584     82,424 SH       DEFINED    2             0     82,424    0
LOGMEIN, INC.                 COM               54142L109   16,276    888,889 SH       DEFINED    2             0    888,889    0
MICRON TECHNOLOGY INC         COM               595112103      230     28,100 SH       SOLE                28,100          0    0
MICRON TECHNOLOGY INC         COM               595112103   87,995 10,731,145 SH       DEFINED    1             0 10,731,145    0
PHOTRONICS, INC.              NOTE 5.500%10/0   719405AF9    5,000  5,000,000 PRN      DEFINED    2             0  5,000,000    0
VMWARE, INC                   COM A             928563402  190,808  4,750,000 SH       DEFINED    2             0  4,750,000    0